Condensed Financial Information of the Parent Company (Details) - Schedule of Statements of Operations and Comprehensive Income (Loss) - Parent Company [Member] - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Statements of Operations and Comprehensive Income (Loss) [Line Items]
Revenue	$ 200,000
Cost of revenue	(58,096)
Gross profit	141,904
Operating expenses:
General and administrative expenses	(2,968,246)	(611,474)	(83,073)
Research and development expenses	(3,825,000)
Total operating expenses	(6,793,246)	(611,474)	(83,073)
Loss from operations	(6,651,342)	(611,474)	(83,073)
Other (expenses) income:
Interest income	180,648
Issuance costs allocated to warrant liability	(823,846)
Change in fair value of warrant liability	6,827,034
Other income, net	20,589
Total other income, net	6,204,425
Equity income (loss) in subsidiaries	12,584,269	7,163,312	(184,149)
Net income (loss)	12,137,352	6,551,838	(267,222)
Foreign currency translation adjustment
Comprehensive income (loss)	$ 12,137,352	$ 6,551,838	$ (267,222)